Inventories (Details) - USD ($) $ in Thousands	Sep. 24, 2022	Sep. 25, 2021
Inventory Disclosure [Abstract]
Raw materials and components	$ 88,999	$ 33,065
Finished goods	2,901	496
Total inventories	$ 91,900	$ 33,561